UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               ------------------

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):         [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number: 28-05491


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John A. Staley, IV
            --------------------------------
Title:      President
            --------------------------------
Phone:      412 394-1292
            --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley, IV           Pittsburgh, PA         February 11, 2009
------------------------------------------------------------------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                           FORM 13F INFORMATION TABLE

Report Summary:

Number of Other Included Managers:                          0
                                                    ------------------

Form 13F Information Table Entry Total:                   75
                                                    ------------------

Form 13F Information Table Value Total:              $221154
                                                    ------------------
                                                       (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.           Form 13F File Number        Name
              28-
                 -------------            ---------------------------------

[Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101    11679   202975 SH       Sole                   202975
ALLIANCEBERNSTEIN              COM              01881G106      345    16600 SH       Sole                    16600
ALLSTATE CORP.                 COM              020002101      252     7700 SH       Sole                     7700
ALTRIA GROUP INC.              COM              02209S103     2532   168118 SH       Sole                   168118
APPLE COMPUTER                 COM              037833100      679     7961 SH       Sole                     7961
AT&T CORP.                     COM              001957109      367    12892 SH       Sole                    12892
BANK OF AMERICA                COM              060505104      282    20060 SH       Sole                    20060
BERKSHIRE HATHAWAY CL B        COM              084670207     8192     2549 SH       Sole                     2539                10
BERKSHIRE HATHAWAY CL A        COM              084670108      580        6 SH       Sole                        6
BOEING CO.                     COM              097023105      381     8935 SH       Sole                     8935
BP PLC - SPONS ADR             COM              056622104      368     7876 SH       Sole                     7876
CEDAR FAIR L.P.                COM              150185106      959    76500 SH       Sole                    76500
CHEVRON CORP                   COM              166764100     2978    40258 SH       Sole                    40258
CISCO SYSTEMS                  COM              17275R102      295    18101 SH       Sole                    18101
CITIGROUP                      COM              172967101     1047   156053 SH       Sole                   156053
COCA COLA CO                   COM              191216100     4754   105017 SH       Sole                   105017
CONOCOPHILLIPS                 COM              20825C104      583    11262 SH       Sole                    11262
CONSECO INC                    COM              208464883     3481   672000 SH       Sole                   666000              6000
DISCOVER COMM  A               COM              25468Y107      936    66085 SH       Sole                    66085
DISCOVER COMM  C               COM              25470F302      921    68785 SH       Sole                    68785
EMC CORP./MASS                 COM              268648102      224    21390 SH       Sole                    21390
EXXON MOBIL                    COM              30231G102     1295    16217 SH       Sole                    16217
FEDERATED INVESTORS            COM              314211103      639    37697 SH       Sole                    37697
FORTUNE BRANDS                 COM              349631101    41798  1012557 SH       Sole                  1012557
GENERAL ELECTRIC               COM              369604103     8153   503258 SH       Sole                   498758              4500
GOLDMAN SACHS                  COM              38141G104      204     2420 SH       Sole                     2420
GOOGLE INC                     COM              38259P508      882     2867 SH       Sole                     2867
GREAT LAKES DREDGE & DOCK      COM              390607109     1190   286800 SH       Sole                   286800
HARMAN INTL                    COM              413086109     5505   329055 SH       Sole                   327605              1450
IDT CORPORATION                COM              448947309       13    33000 SH       Sole                    33000
INTEL CORP                     COM              458140100      555    37850 SH       Sole                    37850
J.P. MORGAN CHASE              COM              46625H100     2823    89546 SH       Sole                    89546
JOHNSON & JOHNSON              COM              478160104      377     6309 SH       Sole                     4809              1500
LIBERTY INTERACT.              COM              53071M104      653   209241 SH       Sole                   203241              6000
MARSHALL&ILSLEY                COM              571837103     5355   392576 SH       Sole                   392576
MICROSOFT CORP                 COM              594918104      569    29280 SH       Sole                    27280              2000
NATIONAL CITY                  COM              635405103       38    20851 SH       Sole                    20851
NORWOOD RES.                   COM              669958100        1    10000 SH       Sole                    10000
ORGANIC TO GO FOOD CORP.       COM              68618K106       75   500587 SH       Sole                   500587
PAR PHARM.                     COM              69888P106      402    30000 SH       Sole                    30000
PFIZER INC                     COM              717081103     9139   516016 SH       Sole                   516016
PHILIP MORRIS INTl.            COM              718172109     6364   146261 SH       Sole                   144091              2170
PINNACLE WEST                  COM              723484101     1664    51800 SH       Sole                    51800
PNC BANK CORP.                 COM              693475105      324     6616 SH       Sole                     6616
PRIMEDIA INC                   COM              74157K846      152    70000 SH       Sole                    70000
PROCTER & GAMBLE               COM              742718109      373     6033 SH       Sole                     6033
ROYAL DUTCH SHELL              COM              780259206     1447    27325 SH       Sole                    27325
TRANSOCEAN LTD                 COM              040674667     3147    66609 SH       Sole                    66609
TYCO INTL.                     COM              G9143X208     7141   330584 SH       Sole                   328084              2500
UNITED BANKSHARES              COM              909907107      602    18128 SH       Sole                    18128
VERIZON COMM.                  COM              92343V104      337     9944 SH       Sole                     9944
WELLS FARGO CO.                COM              949746101      212     7180 SH       Sole                     7180
ZIMMER HOLDINGS                COM              98956P102     7151   176915 SH       Sole                   176915
ISHARES DJ MEDICAL DEVICE      MUTUAL           464288810      270     7050 SH       Sole                     7050
ISHARES INDUSTRIALS            MUTUAL           464287754      818    19000 SH       Sole                    19000
ISHARES OIL EQUIP. AND SERVICE MUTUAL           464288844     5674   213955 SH       Sole                   212105              1850
ISHARES SILVER TRUST           MUTUAL           46428Q109      112    10000 SH       Sole                    10000
SPDR-HEALTHCARE                MUTUAL           81369Y209     5813   218950 SH       Sole                   218950
SPDR-UTILITIES                 MUTUAL           81369Y886      435    15000 SH       Sole                    15000
SPRDR TRUST SERIES 1           MUTUAL           78462F103      844     9350 SH       Sole                     9350
VANGUARD INDEX FDS GROWTH ETF  MUTUAL           922908736     2214    56035 SH       Sole                    56035
iSHARES BIOTECH                MUTUAL           464287556      320     4500 SH       Sole                     4500
iSHARES DIVIDEND               MUTUAL           464287168      452    10950 SH       Sole                    10950
iSHARES RUSSELL 1000 GROWTH    MUTUAL           464287614    29272   789855 SH       Sole                   789855
iSHARES RUSSELL 1000 VALUE     MUTUAL           464287598      743    15000 SH       Sole                    15000
ISHARES MSCI EAFE VALUE        COM              464288877      264     6500 SH       Sole                     6500
ISHARES COMEX GOLD TRUST       COM              464285105      256     3000 SH       Sole                     3000
ISHARES NATURAL RESOURCE SECTO COM              464287374      456    18000 SH       Sole                    18000
SPDR GOLD TRUST                COM              78463V107     6610    76400 SH       Sole                    76400
iSHARES AGGREG. INDEX          BOND             464287226     7025    67420 SH       Sole                    67420
iSHARES BARCLAYS 1-3 YR CREDIT BOND             464288646     1210    12000 SH       Sole                    12000
iSHARES INVEST. GRADE CORP.    BOND             464287242     5736    56429 SH       Sole                    56429
BLACKROCK MUNIYIELD FLA        TAX-FREE         09254r104      304    34000 SH       Sole                    34000
NUVEEN PA.PREM. INCOME         TAX-FREE         67061F101      893   103469 SH       Sole                   103469
VAN KAMPEN PA. VALUE           TAX-FREE         92112T108     1016   120771 SH       Sole                   120771